Selling, General and Administrative Expenses (Tables)	6 Months Ended
Sep. 30, 2023
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Summary of Selling, General and Administrative Expenses
Selling, general and administrative expenses for the six months ended September 30, 2022 and 2023 are as follows:

	Millions of yen
	Six months ended September 30, 2022	Six months ended September 30, 2023
Personnel expenses	¥154,100	¥171,183
Selling expenses	41,251	50,807
Administrative expenses	68,253	75,881
Depreciation of office facilities	4,350	4,394

Total	¥267,954	¥302,265

Selling, general and administrative expenses for the three months ended September 30, 2022 and 2023 are as follows:
	Millions of yen
	Three months ended September 30, 2022	Three months ended September 30, 2023
Personnel expenses	¥77,513	¥84,762
Selling expenses	21,725	28,281
Administrative expenses	34,456	40,167
Depreciation of office facilities	2,178	2,269

Total	¥135,872	¥155,479